Intangible Assets, Net	12 Months Ended
Dec. 31, 2021
Intangible Assets Net Excluding Goodwill [Abstract]
Intangible Assets, Net
7.	INTANGIBLE ASSETS, NET

The balance of intangible assets consisted of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Computer software	4,394	7,033
License	780	780
Less: Accumulated amortization	(3,963)	(5,052)
Intangible assets, net	1,211	2,761

Amortization expenses were RMB973, RMB602 and RMB1,304 for the years ended December 31, 2019, 2020 and 2021, respectively.

7.	INTANGIBLE ASSETS, NET - continued

The intangible assets amortization expenses for each of the following fiscal years are as follows:

Amortization
RMB
2022	1,320
2023	1,196
2024	245
Total	2,761